State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
March 31, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 97.6%
ASSET BACKED COMMERCIAL PAPER — 14.7%
Antalis SA 4.41%, 5/7/2025 (a)	$5,000,000	$4,977,456
Aquitaine Funding Co. LLC 4.47%, 4/10/2025 (a)	5,000,000	4,993,897
Barclays Bank PLC 4.41%, 4/3/2025 (a)	1,750,000	1,749,364
Brigantine Funding Co. LLC 4.41%, 6/4/2025 (a)	5,000,000	4,960,293
Britannia Funding Co. LLC 4.61%, 5/23/2025 (a)	5,000,000	4,967,815
Britannia Funding Co. LLC 4.63%, 4/30/2025 (a)	8,000,000	7,970,866
Cancara Asset Securitisation LLC 4.55%, 4/29/2025	5,000,000	4,982,394
Collateralized Commercial Paper FLEX Co. LLC SOFR + 0.32%, 4.66%, 7/7/2025 (a),(b)	7,500,000	7,500,772
Collateralized Commercial Paper V Co. LLC SOFR + 0.34%, 4.68%, 8/29/2025 (b)	5,000,000	5,002,046
Constellation Funding Co. LLC 4.75%, 6/5/2025 (a)	600,000	595,085
Ionic Funding LLC 4.42%, 6/4/2025	7,500,000	7,440,597
Ionic Funding LLC 4.45%, 5/2/2025	5,000,000	4,980,430
Starbird Funding Corp. 4.49%, 6/6/2025 (a)	5,000,000	4,959,357
Victory Receivables Corp. 4.44%, 4/3/2025 (a)	7,500,000	7,497,282
		72,577,654
CERTIFICATES OF DEPOSIT — 33.5%
Bank of America NA 4.59%, 5/15/2025	5,000,000	5,000,729
Bank of America NA SOFR + 0.28%, 4.64%, 6/16/2025 (b)	2,500,000	2,500,788
Bank of America NA 5.09%, 7/31/2025	5,000,000	5,010,229
Bank of Montreal 4.49%, 1/9/2026	7,500,000	7,504,101
Bank of Montreal SOFR + 0.20%, 4.54%, 5/8/2025 (b)	5,000,000	5,000,414
Bank of Montreal SOFR + 0.24%, 4.58%, 3/6/2026 (b)	7,500,000	7,497,629
Barclays Bank PLC SOFR + 0.22%, 4.58%, 7/30/2025 (b)	3,500,000	3,500,569
Barclays Bank PLC SOFR + 0.40%, 4.76%, 12/9/2025 (b)	5,000,000	5,004,854
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Canadian Imperial Bank of Commerce SOFR + 0.35%, 4.69%, 9/25/2025 (b)	$4,000,000	$4,003,348
Canadian Imperial Bank of Commerce SOFR + 0.37%, 4.71%, 2/2/2026 (b)	5,000,000	5,003,635
Canadian Imperial Bank of Commerce 5.36%, 4/7/2025	5,000,000	5,000,822
Citibank NA SOFR + 0.27%, 4.63%, 6/23/2025 (b)	2,900,000	2,900,583
Citibank NA SOFR + 0.29%, 4.63%, 2/24/2026 (b)	5,000,000	5,000,881
Citibank NA SOFR + 0.34%, 4.70%, 9/19/2025 (b)	3,500,000	3,502,652
Cooperatieve Rabobank UA 4.56%, 12/3/2025	5,000,000	5,007,696
Credit Agricole Corporate & Investment Bank SA 4.63%, 5/19/2025	3,250,000	3,251,021
KBC Bank NV 4.37%, 6/4/2025	5,250,000	5,249,708
Landesbank Baden-Wuerttemberg 4.34%, 4/4/2025	10,000,000	9,999,976
Lloyds Bank Corporate Markets PLC 4.54%, 11/5/2025	4,000,000	4,004,238
Mizuho Bank Ltd. SOFR + 0.23%, 4.59%, 8/11/2025 (b)	5,000,000	5,000,819
Mizuho Bank Ltd. SOFR + 0.25%, 4.61%, 7/7/2025 (b)	7,500,000	7,501,813
Natixis SA SOFR + 0.27%, 4.61%, 11/5/2025 (b)	7,500,000	7,502,985
Natixis SA SOFR + 0.28%, 4.62%, 6/5/2025 (b)	7,500,000	7,502,692
Norinchukin Bank 4.35%, 4/4/2025	5,000,000	4,999,998
Royal Bank of Canada 4.50%, 10/7/2025	5,000,000	5,002,997
Sumitomo Mitsui Banking Corp. SOFR + 0.22%, 4.56%, 8/5/2025 (b)	5,000,000	5,000,609
Svenska Handelsbanken AB SOFR + 0.15%, 4.51%, 8/26/2025 (b)	7,500,000	7,499,502
Svenska Handelsbanken AB SOFR + 0.26%, 4.62%, 7/22/2025 (b)	3,250,000	3,251,465
Toronto-Dominion Bank 4.50%, 10/7/2025	5,000,000	5,002,103
Toronto-Dominion Bank 4.50%, 11/10/2025	2,500,000	2,502,546
Toronto-Dominion Bank 4.50%, 11/17/2025	2,500,000	2,502,685
Toronto-Dominion Bank 4.51%, 9/9/2025	5,000,000	5,001,850
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Toronto-Dominion Bank 5.55%, 4/17/2025	$3,000,000	$3,001,367
		165,217,304
FINANCIAL COMPANY COMMERCIAL PAPER — 26.5%
Australia & New Zealand Banking Group Ltd. 5.19%, 4/7/2025 (a)	5,000,000	4,995,800
BNG Bank NV 4.32%, 4/1/2025 (a)	5,000,000	4,999,407
Canadian Imperial Bank of Commerce SOFR + 0.35%, 4.69%, 9/25/2025 (a),(b)	1,000,000	1,000,837
Commonwealth Bank of Australia SOFR + 0.14%, 4.48%, 9/15/2025 (b)	2,750,000	2,749,427
DNB Bank ASA 4.39%, 11/10/2025 (a)	7,500,000	7,303,797
DNB Bank ASA 4.52%, 4/22/2025 (a)	5,000,000	4,986,865
DNB Bank ASA 4.93%, 5/1/2025 (a)	6,000,000	5,977,807
HSBC Bank PLC SOFR + 0.36%, 4.72%, 7/1/2025 (a),(b)	5,000,000	5,002,274
HSBC Bank PLC SOFR + 0.37%, 4.73%, 1/5/2026 (a),(b)	3,500,000	3,502,299
HSBC Bank PLC SOFR + 0.39%, 4.75%, 10/15/2025 (a),(b)	5,000,000	5,004,149
ING U.S. Funding LLC SOFR + 0.26%, 4.62%, 8/19/2025 (a),(b)	7,500,000	7,502,152
ING U.S. Funding LLC SOFR + 0.28%, 4.64%, 5/22/2025 (a),(b)	1,620,000	1,620,339
Landesbank Baden-Wuerttemberg 4.31%, 6/6/2025	10,000,000	9,919,881
National Australia Bank Ltd. 4.50%, 5/21/2025 (a)	5,000,000	4,969,039
National Australia Bank Ltd. SOFR + 0.25%, 4.59%, 4/2/2025 (a),(b)	5,000,000	5,000,046
National Australia Bank Ltd. SOFR + 0.28%, 4.62%, 6/20/2025 (a),(b)	5,000,000	5,001,958
Nordea Bank Abp SOFR + 0.20%, 4.54%, 6/13/2025 (a),(b)	5,000,000	5,001,562
Royal Bank of Canada SOFR + 0.25%, 4.59%, 4/10/2025 (a),(b)	3,000,000	3,000,080
Skandinaviska Enskilda Banken AB 4.53%, 4/22/2025 (a)	5,000,000	4,986,707
Skandinaviska Enskilda Banken AB SOFR + 0.25%, 4.61%, 4/3/2025 (a),(b)	5,000,000	5,000,053
Sumitomo Mitsui Banking Corp. SOFR + 0.30%, 4.64%, 10/14/2025 (b)	7,500,000	7,503,206
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Svenska Handelsbanken AB SOFR + 0.26%, 4.62%, 2/18/2026 (b)	$4,000,000	$3,999,987
Toyota Motor Credit Corp. SOFR + 0.30%, 4.66%, 6/23/2025 (b)	5,000,000	5,002,348
United Overseas Bank Ltd. SOFR + 0.20%, 4.56%, 4/23/2025 (a),(b)	5,000,000	5,000,364
United Overseas Bank Ltd. SOFR + 0.20%, 4.56%, 5/22/2025 (a),(b)	8,000,000	8,001,023
Westpac Banking Corp. SOFR + 0.22%, 4.56%, 8/5/2025 (a),(b)	1,500,000	1,500,432
Westpac Banking Corp. SOFR + 0.28%, 4.62%, 11/3/2025 (a),(b)	2,000,000	2,000,944
		130,532,783
OTHER NOTES — 9.9%
Abu Dhabi International Bank 4.33%, 4/1/2025	20,617,000	20,617,000
BPCE SA SOFR + 0.96%, 5.32%, 9/25/2025 (a),(b)	3,281,000	3,291,434
ING Bank NV 4.34%, 4/4/2025	5,000,000	5,000,000
Mizuho Bank Ltd. 4.33%, 4/1/2025	10,000,000	10,000,000
Svenska Handelsbanken AB 4.30%, 4/1/2025	10,000,000	10,000,000
		48,908,434
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 3.1%
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2025 (collateralized by U.S. Government Obligations, 5.500% due 02/15/2055, valued at $10,200,002); expected proceeds $10,001,214 4.37%, 4/1/2025	10,000,000	10,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2025 (collateralized by U.S. Government Obligations, 5.816% – 6.500% due 08/01/2034 – 03/01/2055, valued at $5,100,001); expected proceeds $5,000,611 4.40%, 4/1/2025	5,000,000	5,000,000
		15,000,000
TREASURY REPURCHASE AGREEMENTS — 2.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2025 (collateralized by U.S. Treasury Notes, 2.250% – 4.625% due 11/15/2025 – 02/15/2035 and U.S. Treasury Strips, 0.000% due 08/15/2035 – 05/15/2041, valued at $10,200,000); expected proceeds $10,001,211 4.36%, 4/1/2025	10,000,000	10,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS — 7.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/07/2025 (collateralized by various Common Stocks and various Corporate Bonds, 1.750% – 12.000% due 01/22/2026 – 05/25/2027, valued at $5,400,033); expected proceeds $5,080,994 4.78%, 7/7/2025 (c)	$5,000,000	$5,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/21/2025 (collateralized by various Common Stocks, valued at $5,400,001); expected proceeds $5,079,003 4.78%, 7/18/2025 (c)	5,000,000	5,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 03/07/2025 (collateralized by various Corporate Bonds, 2.100% – 5.443% due 03/25/2027 – 05/12/2031, valued at $2,154,553); expected proceeds $2,022,850 4.57%, 6/5/2025 (c)	2,000,000	2,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 03/31/2025 (collateralized by a Corporate Bond, 4.750% due 03/27/2030 and various Common Stocks, valued at $8,541,291); expected proceeds $8,000,996 4.48%, 4/1/2025	8,000,000	8,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 03/31/2025 (collateralized by various Corporate Bonds, 2.250% – 7.550% due 03/01/2026 – 12/31/2079, valued at $4,298,692); expected proceeds $4,000,491 4.42%, 4/1/2025	4,000,000	4,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/28/2025 (collateralized by a Common Stock and U.S. Treasury Bills, 0.000% due 06/03/2025 – 10/30/2025, valued at $4,080,318); expected proceeds $4,062,541 4.73%, 7/25/2025 (c)	4,000,000	4,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/21/2025 (collateralized by various Common Stocks, valued at $5,400,023); expected proceeds $5,076,689 4.64%, 7/18/2025 (c)	5,000,000	5,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/25/2025 (collateralized by various Common Stocks, valued at $3,240,003); expected proceeds $3,016,135 4.61%, 5/6/2025 (c)	3,000,000	3,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/27/2025 (collateralized by various Corporate Bonds, 2.500% – 9.000% due 09/17/2025 – 01/01/2099, valued at $3,450,772); expected proceeds $3,002,567 4.40%, 4/3/2025	3,000,000	3,000,000
		39,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $481,134,854)		481,236,175
TOTAL INVESTMENTS — 97.6% (Cost $481,134,854)		481,236,175
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%		11,762,500
NET ASSETS — 100.0%		$492,998,675

See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 31.4% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $24,000,000 or 4.9% of net assets as of March 31, 2025.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$481,236,175	$—	$481,236,175
TOTAL INVESTMENTS	$—	$481,236,175	$—	$481,236,175
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Schedule of Investments
March 31, 2025 (Unaudited)
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
March 31, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.4%
ASSET BACKED COMMERCIAL PAPER — 11.3%
Anglesea Funding LLC 4.35%, 4/1/2025 (a)	$125,000,000	$124,984,925
Anglesea Funding LLC 4.35%, 4/2/2025 (a)	150,000,000	149,963,790
Antalis SA 4.41%, 5/7/2025 (a)	83,250,000	82,874,634
Aquitaine Funding Co. LLC 4.40%, 4/3/2025 (a)	73,000,000	72,973,362
Aquitaine Funding Co. LLC 4.42%, 5/8/2025 (a)	75,000,000	74,649,083
Bedford Row Funding Corp. SOFR + 0.24%, 4.58%, 4/7/2025 (a),(b)	75,000,000	75,001,894
Brigantine Funding Co. LLC 4.43%, 4/3/2025 (a)	117,000,000	116,957,307
Britannia Funding Co. LLC 4.61%, 5/23/2025 (a)	100,000,000	99,356,300
Britannia Funding Co. LLC 4.63%, 4/22/2025 (a)	75,000,000	74,799,300
Britannia Funding Co. LLC 4.63%, 4/30/2025 (a)	22,500,000	22,418,062
Collateralized Commercial Paper V Co. LLC SOFR + 0.30%, 4.64%, 11/14/2025 (b)	50,000,000	49,997,510
Concord Minutemen Capital Co. LLC SOFR + 0.21%, 4.55%, 5/7/2025 (b)	105,000,000	105,005,292
Falcon Asset Funding LLC SOFR + 0.33%, 4.69%, 7/23/2025 (a),(b)	122,000,000	122,009,385
Ionic Funding LLC 4.48%, 5/9/2025	47,750,000	47,521,617
Legacy Capital Co. LLC SOFR + 0.26%, 4.60%, 9/26/2025 (a),(b)	50,000,000	50,000,000
Mackinac Funding Co. LLC 4.40%, 8/6/2025 (a)	74,500,000	73,351,791
Starbird Funding Corp. 4.49%, 6/5/2025 (a)	100,000,000	99,199,200
Verto Capital Compartment B 4.45%, 4/7/2025 (a)	22,000,000	21,981,348
Washington Morgan Capital Co. LLC 4.43%, 8/8/2025 (a)	50,000,000	49,218,795
		1,512,263,595
CERTIFICATES OF DEPOSIT — 35.4%
Bank of America NA SOFR + 0.28%, 4.64%, 6/16/2025 (b)	40,500,000	40,512,770
Barclays Bank PLC SOFR + 0.25%, 4.61%, 11/19/2025 (b)	75,000,000	75,003,098
Barclays Bank PLC SOFR + 0.34%, 4.70%, 12/31/2025 (b)	90,000,000	90,038,124
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Barclays Bank PLC SOFR + 0.40%, 4.76%, 12/9/2025 (b)	$100,000,000	$100,097,090
BNP Paribas SA SOFR + 0.22%, 4.56%, 4/11/2025 (b)	50,000,000	50,001,995
BNP Paribas SA 4.63%, 6/18/2025	50,000,000	50,021,535
Canadian Imperial Bank of Commerce SOFR + 0.30%, 4.64%, 2/11/2026 (b)	75,000,000	75,008,985
Canadian Imperial Bank of Commerce SOFR + 0.35%, 4.69%, 9/25/2025 (b)	76,000,000	76,063,612
Canadian Imperial Bank of Commerce SOFR + 0.38%, 4.72%, 12/22/2025 (b)	100,000,000	100,090,440
Citibank NA SOFR + 0.27%, 4.63%, 6/23/2025 (b)	53,950,000	53,960,855
Citibank NA SOFR + 0.34%, 4.70%, 9/19/2025 (b)	65,000,000	65,049,244
Cooperatieve Rabobank UA 4.56%, 12/3/2025	108,000,000	108,166,244
Cooperatieve Rabobank UA 4.60%, 11/13/2025	40,000,000	40,060,388
Cooperatieve Rabobank UA SOFR + 0.28%, 4.62%, 6/16/2025 (b)	50,000,000	50,019,640
Credit Agricole Corporate & Investment Bank SA 4.33%, 4/1/2025	100,000,000	100,000,020
Credit Agricole Corporate & Investment Bank SA 4.39%, 9/17/2025	100,000,000	100,041,350
Credit Agricole Corporate & Investment Bank SA SOFR + 0.28%, 4.62%, 6/17/2025 (b)	44,000,000	44,020,434
Credit Agricole Corporate & Investment Bank SA 4.63%, 5/19/2025	100,000,000	100,031,410
Credit Industriel et Commercial 4.49%, 8/13/2025	50,000,000	50,023,910
Credit Industriel et Commercial SOFR + 0.22%, 4.56%, 8/21/2025 (b)	75,000,000	75,021,765
Credit Industriel et Commercial SOFR + 0.29%, 4.63%, 10/14/2025 (b)	100,000,000	100,042,750
Credit Industriel et Commercial 5.60%, 4/28/2025	50,000,000	50,040,355
DNB Bank ASA 4.31%, 4/1/2025	100,000,000	100,000,020
DNB Bank ASA 4.31%, 4/3/2025	75,000,000	75,000,023
Landesbank Baden-Wuerttemberg 4.34%, 4/1/2025	200,000,000	199,999,880
Landesbank Baden-Wuerttemberg 4.34%, 4/3/2025	100,000,000	99,999,820
Landesbank Baden-Wuerttemberg 4.34%, 4/4/2025	145,000,000	144,999,652
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Lloyds Bank Corporate Markets PLC 4.50%, 11/7/2025	$118,000,000	$118,131,900
Mizuho Bank Ltd. SOFR + 0.23%, 4.59%, 8/11/2025 (b)	100,000,000	100,016,380
MUFG Bank Ltd. 4.48%, 8/26/2025	100,000,000	100,031,800
MUFG Bank Ltd. SOFR + 0.23%, 4.59%, 4/30/2025 (b)	90,000,000	90,009,495
MUFG Bank Ltd. 4.64%, 4/25/2025	85,000,000	85,013,898
Natixis SA 4.62%, 11/6/2025	125,000,000	125,211,037
Nordea Bank Abp SOFR + 0.19%, 4.53%, 4/7/2025 (b)	20,000,000	20,000,426
Norinchukin Bank 4.35%, 4/1/2025	195,000,000	195,000,058
Norinchukin Bank 4.35%, 4/2/2025	150,000,000	150,000,045
Norinchukin Bank 4.35%, 4/4/2025	75,000,000	74,999,963
Norinchukin Bank 4.45%, 5/12/2025	100,000,000	100,001,140
Oversea-Chinese Banking Corp. Ltd. SOFR + 0.25%, 4.61%, 8/6/2025 (b)	100,000,000	100,029,160
Royal Bank of Canada SOFR + 0.18%, 4.52%, 9/29/2025 (b)	125,000,000	124,978,737
Skandinaviska Enskilda Banken AB 4.34%, 4/1/2025	125,000,000	125,000,062
Skandinaviska Enskilda Banken AB 4.34%, 4/7/2025	125,000,000	125,000,725
Sumitomo Mitsui Banking Corp. SOFR + 0.22%, 4.56%, 8/5/2025 (b)	123,500,000	123,515,030
Sumitomo Mitsui Trust Bank Ltd. SOFR + 0.23%, 4.57%, 6/3/2025 (b)	125,000,000	125,026,075
Svenska Handelsbanken AB SOFR + 0.15%, 4.51%, 8/26/2025 (b)	100,000,000	99,993,360
Svenska Handelsbanken AB SOFR + 0.26%, 4.62%, 7/22/2025 (b)	48,000,000	48,021,643
Toronto-Dominion Bank 4.50%, 11/10/2025	70,000,000	70,071,295
Toronto-Dominion Bank 4.50%, 11/17/2025	70,000,000	70,075,180
Toronto-Dominion Bank 4.51%, 9/9/2025	125,000,000	125,046,250
Toronto-Dominion Bank SOFR + 0.30%, 4.66%, 3/25/2026 (b)	87,750,000	87,733,196
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Toronto-Dominion Bank 5.55%, 4/17/2025	$125,000,000	$125,056,962
		4,721,279,226
FINANCIAL COMPANY COMMERCIAL PAPER — 17.9%
Australia & New Zealand Banking Group Ltd. 4.39%, 11/25/2025 (a)	125,000,000	121,544,362
Australia & New Zealand Banking Group Ltd. 5.24%, 4/14/2025 (a)	88,500,000	88,351,231
Bank of Montreal SOFR + 0.19%, 4.53%, 7/25/2025 (b)	100,000,000	100,001,530
Bank of Nova Scotia SOFR + 0.31%, 4.65%, 2/4/2026 (a),(b)	90,500,000	90,550,463
BNG Bank NV 4.32%, 4/1/2025 (a)	150,000,000	149,982,195
BNG Bank NV 4.33%, 4/3/2025 (a)	75,000,000	74,973,285
BPCE SA 4.39%, 11/10/2025 (a)	100,000,000	97,392,190
Canadian Imperial Bank of Commerce SOFR + 0.35%, 4.69%, 9/25/2025 (a),(b)	24,000,000	24,020,088
CDP Financial, Inc. 4.33%, 4/2/2025 (a)	150,000,000	149,964,060
Commonwealth Bank of Australia SOFR + 0.26%, 4.60%, 1/23/2026 (b)	160,000,000	160,028,192
DNB Bank ASA 4.39%, 11/10/2025 (a)	125,000,000	121,729,950
DNB Bank ASA 4.46%, 5/21/2025 (a)	50,000,000	49,694,620
DNB Bank ASA 4.52%, 4/22/2025 (a)	50,000,000	49,868,650
ING U.S. Funding LLC SOFR + 0.22%, 4.58%, 8/22/2025 (b)	50,000,000	50,005,795
ING U.S. Funding LLC SOFR + 0.26%, 4.62%, 5/8/2025 (a),(b)	100,000,000	100,015,580
ING U.S. Funding LLC SOFR + 0.28%, 4.64%, 5/22/2025 (a),(b)	32,300,000	32,306,767
Lloyds Bank PLC 4.32%, 10/23/2025 (a)	128,000,000	124,886,298
Macquarie Bank Ltd. 4.38%, 9/12/2025 (a)	85,000,000	83,332,581
National Australia Bank Ltd. SOFR + 0.28%, 4.62%, 6/20/2025 (a),(b)	119,000,000	119,046,597
Nordea Bank Abp SOFR + 0.18%, 4.52%, 9/19/2025 (a),(b)	50,000,000	50,000,475
Royal Bank of Canada 4.31%, 2/2/2026 (a)	98,500,000	95,080,238
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Royal Bank of Canada 4.35%, 11/6/2025 (a)	$104,000,000	$101,361,031
Svenska Handelsbanken AB 4.39%, 11/12/2025 (a)	16,500,000	16,066,481
UBS AG SOFR + 0.28%, 4.62%, 9/22/2025 (a),(b)	125,000,000	125,028,522
Westpac Banking Corp. SOFR + 0.24%, 4.58%, 3/5/2026 (a),(b)	29,000,000	28,999,999
Westpac Banking Corp. SOFR + 0.27%, 4.61%, 2/4/2026 (a),(b)	100,000,000	100,013,850
Westpac Banking Corp. SOFR + 0.28%, 4.62%, 6/4/2025 (a),(b)	50,000,000	50,014,875
Westpac Banking Corp. SOFR + 0.28%, 4.62%, 6/13/2025 (a),(b)	41,250,000	41,263,386
		2,395,523,291
OTHER NOTES — 17.3%
ABN AMRO Bank NV 4.33%, 4/1/2025	250,000,000	250,000,000
Abu Dhabi International Bank 4.33%, 4/1/2025	99,870,000	99,870,000
Banque Nationale du Canada 4.34%, 4/4/2025	150,000,000	150,000,000
Canadian Imperial Bank of Commerce 4.33%, 4/1/2025	300,000,000	300,000,000
Credit Agricole Corporate & Investment Bank SA 4.33%, 4/1/2025	55,000,000	55,000,000
ING Bank NV 4.34%, 4/2/2025	150,000,000	150,000,000
KBC Bank NV 4.32%, 4/1/2025	550,000,000	550,000,000
Mizuho Bank Ltd. 4.33%, 4/1/2025	200,000,000	200,000,000
Royal Bank of Canada 4.33%, 4/1/2025	200,000,000	200,000,000
Svenska Handelsbanken AB 4.30%, 4/1/2025	200,000,000	200,000,000
Toyota Motor Credit Corp. SOFR + 0.30%, 4.64%, 2/24/2026 (b)	70,000,000	69,923,166
Toyota Motor Credit Corp. SOFR + 0.35%, 4.69%, 12/9/2025 (b)	90,000,000	89,974,884
		2,314,768,050
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 4.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2025 (collateralized by U.S. Government Obligations, 1.286% – 7.500% due 10/01/2033 – 05/20/2072, valued at $35,701,512); expected proceeds $35,004,249 4.37%, 4/1/2025	35,000,000	35,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 03/31/2025 (collateralized by U.S. Government Obligations, 1.626% – 6.500% due 03/25/2036 – 07/01/2054, valued at $5,131,798); expected proceeds $5,000,610 4.39%, 4/1/2025	$5,000,000	$5,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2025 (collateralized by U.S. Government Obligations, 0.906% – 18.590% due 10/20/2053 – 04/20/2054, valued at $5,280,737); expected proceeds $5,000,606 4.36%, 4/1/2025	5,000,000	5,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/31/2025 (collateralized by U.S. Government Obligations, 1.714% due 07/25/2031, valued at $5,400,000); expected proceeds $5,000,605 4.36%, 4/1/2025	5,000,000	5,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2025 (collateralized by U.S. Government Obligations, 1.748% – 9.000% due 08/01/2028 – 03/01/2055, valued at $550,800,001); expected proceeds $540,065,550 4.37%, 4/1/2025	540,000,000	540,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2025 (collateralized by U.S. Government Obligations, 2.000% – 7.000% due 04/01/2034 – 02/01/2055, valued at $51,000,001); expected proceeds $50,006,111 4.40%, 4/1/2025	50,000,000	50,000,000
		640,000,000
TREASURY REPURCHASE AGREEMENTS — 2.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2025 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2042, a U.S. Treasury Strip, 0.000% due 11/15/2038 and U.S. Treasury Notes, 4.000% – 4.250% due 01/31/2030 – 01/31/2031, valued at $137,262,931); expected proceeds $134,587,798 4.36%, 4/1/2025	134,571,500	134,571,500
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2025 (collateralized by a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2027 and a U.S. Treasury Strip, 0.000% due 02/15/2027, valued at $158,100,001); expected proceeds $155,018,772 4.36%, 4/1/2025	155,000,000	155,000,000
		289,571,500
OTHER REPURCHASE AGREEMENTS — 9.5%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/07/2025 (collateralized by various Common Stocks, valued at $43,200,001); expected proceeds $40,647,956 4.78%, 7/7/2025 (c)	40,000,000	40,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/18/2025 (collateralized by various Common Stocks, valued at $54,000,001); expected proceeds $50,788,333 4.73%, 7/16/2025 (c)	50,000,000	50,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/21/2025 (collateralized by various Common Stocks, valued at $75,600,001); expected proceeds $71,106,039 4.78%, 7/18/2025 (c)	70,000,000	70,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/10/2025 (collateralized by various Common Stocks and various Corporate Bonds, 6.750% – 9.750% due 01/15/2029 – 03/15/2032, valued at $110,385,277); expected proceeds $100,273,778 4.48%, 4/1/2025	$100,000,000	$100,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 03/07/2025 (collateralized by various Corporate Bonds, 0.750% – 7.125% due 04/15/2025 – 03/14/2065, valued at $45,658,330); expected proceeds $43,491,275 4.57%, 6/5/2025 (c)	43,000,000	43,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 03/31/2025 (collateralized by U.S. Government Obligations, 1.639% – 4.940% due 04/25/2026 – 10/25/2036 and various Corporate Bonds, 1.250% – 6.787% due 05/11/2025 – 09/15/2055, valued at $120,188,958); expected proceeds $114,013,997 4.42%, 4/1/2025	114,000,000	114,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/07/2025 (collateralized by various Common Stocks and various Corporate Bonds, 0.000% – 7.000% due 12/15/2025 – 03/01/2031, valued at $54,804,510); expected proceeds $50,585,000 4.68%, 6/5/2025 (c)	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/28/2025 (collateralized by various Common Stocks and various Corporate Bonds, 0.000% – 7.000% due 05/15/2025 – 09/01/2031, valued at $55,004,490); expected proceeds $50,781,764 4.73%, 7/25/2025 (c)	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/07/2025 (collateralized by various Corporate Bonds, 1.750% – 5.900% due 01/09/2028 – 02/16/2055, valued at $52,500,378); expected proceeds $50,784,528 4.63%, 7/7/2025 (c)	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/21/2025 (collateralized by various Common Stocks, valued at $89,640,000); expected proceeds $84,273,036 4.64%, 7/18/2025 (c)	83,000,000	83,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/28/2025 (collateralized by various Common Stocks, valued at $113,400,000); expected proceeds $106,641,704 4.73%, 7/25/2025 (c)	105,000,000	105,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/25/2025 (collateralized by various Common Stocks, valued at $74,520,008); expected proceeds $69,371,105 4.61%, 5/6/2025 (c)	69,000,000	69,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/25/2025 (collateralized by various Corporate Bonds, 1.045% – 12.000% due 06/20/2025 – 01/01/2099, valued at $147,399,463); expected proceeds $130,111,222 4.40%, 4/1/2025	130,000,000	130,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/27/2025 (collateralized by various Corporate Bonds, 1.375% – 10.000% due 06/14/2025 – 01/01/2099, valued at $53,784,115); expected proceeds $51,043,633 4.40%, 4/3/2025	51,000,000	51,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
March 31, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/31/2025 (collateralized by various Corporate Bonds, 1.650% – 12.750% due 06/25/2025 – 01/01/2099, valued at $113,423,770); expected proceeds $100,012,194 4.39%, 4/1/2025	$100,000,000	$100,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 03/31/2025 (collateralized by various Corporate Bonds, 2.000% – 7.125% due 06/16/2025 – 07/01/2042, valued at $194,374,646); expected proceeds $169,020,655 4.40%, 4/1/2025	169,000,000	169,000,000
		1,274,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,144,898,142)		13,147,405,662
TOTAL INVESTMENTS — 98.4% (Cost $13,144,898,142)		13,147,405,662
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		213,370,474
NET ASSETS — 100.0%		$13,360,776,136
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 25.4% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $610,000,000 or 4.6% of net assets as of March 31, 2025.
Abbreviations:
SOFR	Secured Overnight Financing Rate
PLC	Public Limited Company
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$13,147,405,662	$—	$13,147,405,662
TOTAL INVESTMENTS	$—	$13,147,405,662	$—	$13,147,405,662
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Schedule of Investments
March 31, 2025 (Unaudited)
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.